Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Product revenues, net	$ 8,879	$ 4,290	$ 23,423	$ 18,467	$ 28,541	$ 24,043
Revenues, related party	17	32	52	63	133	57
Total revenues, net	8,896	4,322	23,475	18,530	28,674	24,100
Operating expenses
Cost of revenues, related party	4,495	2,127	11,814	9,504	14,618	12,222
Cost of revenues, other	95	98	262	425	567	520
Selling, general and administrative	8,619	7,765	29,874	25,050	35,137	36,512
Selling, general and administrative, related party	74	171	193	612	733	697
Research and development	33		44
Restructuring costs						752
Change in fair value of contingent consideration	200	(2,200)	100	(4,100)	(3,800)	(1,402)
Total operating expenses	13,516	7,961	42,287	31,491	47,255	49,301
Loss from operations	(4,620)	(3,639)	(18,812)	(12,961)	(18,581)	(25,201)
Other income (expense)
Change in fair value of warrant liabilities	598	3,814	2,001	17,896	19,017	(12,801)
Warrant inducement expense		(2,629)		(2,629)	(2,629)
Realized/Unrealized losses in investment, related party	(2,212)		(6,635)		1,747
Interest expense, net	(142)	(89)	(256)	(160)	(195)	(344)
Other income, net	35	(22)	65	30	33	689
Total other income (expense)	(1,721)	1,074	(4,825)	15,137	17,973	(12,456)
Income (loss) before income taxes	(6,341)	(2,565)	(23,637)	2,176	(608)	(37,657)
Income tax expense	1	1	20	31	32	56
Net income (loss)	$ (6,342)	$ (2,566)	$ (23,657)	$ 2,145	$ (640)	$ (37,713)
Income (loss) per common share:
Basic	$ (4.64)	$ (2.26)	$ (17.57)	$ 2.19	$ (0.61)	$ (85.63)
Diluted	$ (4.64)	$ (2.26)	$ (17.57)	$ 2.19	$ (0.61)	$ (85.63)
Weighted-average common shares outstanding:
Basic	1,366,842	1,136,291	1,346,264	978,018	1,056,988,000	440,412,000
Diluted	1,366,842	1,136,291	1,346,264	980,251	1,056,988,000	440,412,000